Taxes on Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Taxes on Income [Abstract]
Net profit (loss) as reported in the statements of operations	$ (190)	$ (252)	$ 42
Statutory tax rate	24.00%	25.00%	26.50%
Income Tax under statutory tax rate	$ (46)	$ (63)	$ 11
Less full valuation allowance	46	63	(11)
Actual income tax